Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
SIP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Solar Savings and Investment Plan
EIN:	95-3621514
Plan:	013
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
*	Plan's interest in the Caterpillar Investment Trust	Master Trust – at fair value	**	$515,723,653
*	Solar Savings & Investment Plan Self Directed Brokerage - Alight Financial Solutions	Participant directed brokerage accounts	**	21,911,642
*	Notes receivable from participants	Participant loans net of deemed distributions (various maturity dates through March 2, 2035, various interest rates ranging from 3.25% to 9.50%)	—	8,097,269
		Total Investments		$545,732,564
* Denotes party in interest.
** Cost information is not applicable for participant directed investments.